Taxes on Income (Details) - Schedule of effective income tax rate reconciliation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Effective Income Tax Rate Reconciliation Abstract
Income (loss) before taxes, as reported in the consolidated statements of operations	$ (56,500)	$ 15,392	$ (3,231)
Theoretical tax expense (benefit) at the Israeli statutory tax rate	(12,995)	3,540	(741)
Beneficiary enterprise expenses (benefit)	9,003	(560)	(68)
Tax adjustment in respect of different tax rate of foreign subsidiaries	639	309	(94)
Non-deductible expenses and other permanent differences	(289)	(1,808)	(278)
Share based compensation	541	355	1,485
Increase (decrease) in other uncertain tax positions, net	(639)	(2,037)	1,318
Taxes related to prior years (see also note 15b)	11,471
Losses and timing differences for which valuation allowance was provided	15,727
Others	(893)	66	(70)
Actual tax expense (benefit)	$ 22,565	$ (135)	$ 1,552